Supplementary cash flows information	12 Months Ended
Dec. 31, 2023
Supplementary cash flows information
Supplementary cash flows information
28.	Supplementary cash flows information

	2023	2022
	($)	($)
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	8,290	7,401
Decrease (Increase) in inventory	(2,026)	3,161
Increase in other current assets	1,784	(8,133)
Decrease in accounts payable and accrued liabilities	(3,293)	(12,442)
	4,755	(10,013)